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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                              ______________

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brookside Capital Partners Fund, L.P.*
Address:  John Hancock Tower
          200 Clarendon Street
          Boston, Massachusetts 02116

Form 13F File Number: 28-06946
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William E. Pappendick IV
Title: Managing Director of Brookside Capital Management, LLC, the
       general partner of Brookside Capital Investors, L.P.
Phone: (617) 516-2000


Signature, Place, and Date of Signing:

/s/ William E. Pappendick IV       Boston, MA       8/14/2012
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* The report on Form 13F for the period ended June 30, 2012 for Brookside Capital Partners Fund, L.P. (the "Fund") is being filed by Brookside Capital Management, LLC, the general partner of Brookside Capital Investors, L.P., which is the general partner of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

            Form 13F File Number Name
            -------------------- ----
            28-06625             Brookside Capital Management, LLC
            28-06924             Brookside Capital Investors, L.P.

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